PROPERTY, PLANT AND EQUIPMENT (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning balance	R$ 26,370,445	R$ 21,531,134	R$ 21,531,134
Cost	55,944,016	51,611,687	40,090,936
Accumulated depreciation	(28,016,558)	(25,241,242)	(18,559,802)
Effect of foreign exchange differences	(36,563)	(108,528)
Acquisitions	4,536,206	3,360,519
Capitalized interest (1) (notes 28)	182,799	135,242
Write-offs (note 27) (2)	(117,519)	24,162
Depreciation (note 26)	(3,128,239)	(2,719,701)
Transfers to intangible assets		(101,449)
Right of use - Remesurement	124,310	99,728
Consolidation of acquired companies and asset value		4,144,594
Others	15,055	4,744
Transfer between groups - intangible assets and investment property	(38,581)
Mazet Acquisition	19,545
Property plant and equipment, ending balance	27,927,458	26,370,445	21,531,134
Land [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning balance	485,107	349,495	349,495
Cost	525,307	485,107	349,495
Effect of foreign exchange differences	(4,586)	(12,314)
Acquisitions	49,434	1,402
Write-offs (note 27) (2)	(1,627)
Transfers to other asset categories	3,025
Consolidation of acquired companies and asset value		217,044
Transfer between groups - intangible assets and investment property	(6,637)
Mazet Acquisition	591
Property plant and equipment, ending balance	525,307	485,107	349,495
Buildings [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning balance	4,451,114	3,019,934	3,019,934
Cost	9,110,694	8,741,911	5,358,388
Accumulated depreciation	(4,578,375)	(4,290,797)	(2,338,454)
Effect of foreign exchange differences	(5,859)	(21,167)
Acquisitions	45,852	48,061
Write-offs (note 27) (2)	(12,021)	(272)
Depreciation (note 26)	(282,612)	(218,941)
Transfers to other asset categories	347,730	314,131
Consolidation of acquired companies and asset value		1,309,277
Others	175	91
Transfer between groups - intangible assets and investment property	(21,528)
Mazet Acquisition	9,468
Property plant and equipment, ending balance	4,532,319	4,451,114	3,019,934
Machinery [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning balance	16,525,293	13,800,888	13,800,888
Cost	39,597,174	36,373,386	29,348,048
Accumulated depreciation	(22,177,652)	(19,848,093)	(15,547,160)
Effect of foreign exchange differences	(19,497)	(66,796)
Acquisitions	265,728	6,631
Write-offs (note 27) (2)	(15,118)	25,229
Depreciation (note 26)	(2,600,210)	(2,334,638)
Transfers to other asset categories	3,250,098	2,800,864
Consolidation of acquired companies and asset value		2,288,415
Others	1,527	4,700
Transfer between groups - intangible assets and investment property	3,420
Mazet Acquisition	8,281
Property plant and equipment, ending balance	17,419,522	16,525,293	13,800,888
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning balance	40,882	29,037	29,037
Cost	297,916	284,863	190,847
Accumulated depreciation	(251,999)	(243,981)	(161,810)
Effect of foreign exchange differences	(1,877)	(756)
Acquisitions	2,791	6,618
Write-offs (note 27) (2)	(27)
Depreciation (note 26)	(10,245)	(7,245)
Transfers to other asset categories	13,901	5,421
Consolidation of acquired companies and asset value		7,801
Others		6
Transfer between groups - intangible assets and investment property	101
Mazet Acquisition	391
Property plant and equipment, ending balance	45,917	40,882	29,037
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning balance	4,025,550	3,643,682	3,643,682
Cost	4,425,130	4,025,550	3,643,682
Effect of foreign exchange differences	(2,973)	(6,137)
Acquisitions	4,040,151	3,213,068
Capitalized interest (1) (notes 28)	182,799	135,242
Write-offs (note 27) (2)	(82,136)
Transfers to other asset categories	(3,737,635)	(2,965,725)
Transfers to intangible assets		(101,449)
Consolidation of acquired companies and asset value		106,869
Others	13,353
Transfer between groups - intangible assets and investment property	(13,979)
Property plant and equipment, ending balance	4,425,130	4,025,550	3,643,682
Right Of Use [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning balance	644,880	581,824	581,824
Cost	1,126,977	1,057,566	754,606
Accumulated depreciation	(452,191)	(412,686)	(172,782)
Effect of foreign exchange differences	(1,667)	(1,024)
Acquisitions	73,215	26,218
Write-offs (note 27) (2)		(754)
Depreciation (note 26)	(165,952)	(104,382)
Right of use - Remesurement	124,310	99,728
Consolidation of acquired companies and asset value		43,272
Others		(2)
Property plant and equipment, ending balance	674,786	644,880	581,824
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning balance	197,619	106,274	106,274
Cost	860,818	643,304	445,870
Accumulated depreciation	(556,341)	(445,685)	(339,596)
Effect of foreign exchange differences	(104)	(334)
Acquisitions	59,035	58,521
Write-offs (note 27) (2)	(6,590)	(41)
Depreciation (note 26)	(69,220)	(54,495)
Transfers to other asset categories	122,881	(84,171)
Consolidation of acquired companies and asset value		171,916
Others		(51)
Transfer between groups - intangible assets and investment property	42
Mazet Acquisition	814
Property plant and equipment, ending balance	R$ 304,477	R$ 197,619	R$ 106,274